Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by our company. In the event that we determine to grant new awards of such options in the future, our Board will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing MNPI Considered	false